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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas–Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 29, 2008

Date of Reporting Period: May 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Value*

COMMON STOCK—101.4%
Australia—2.3%
Banking—1.3%
80,988	Commonwealth Bank of Australia	$3,710,614

Building/Construction—0.4%
28,877	Leighton Holdings Ltd.	1,065,989

Food & Beverage—0.2%
88,100	Coca-Cola Amatil Ltd.	688,643

Insurance—0.2%
23,639	QBE Insurance Group Ltd.	609,872

Retail—0.2%
157,249	David Jones Ltd.	675,638

Austria—0.2%
Metals & Mining—0.2%
8,438	Voestalpine AG	612,010

Belgium—1.3%
Chemicals—0.1%
6,576	Tessenderlo Chemie NV	403,781

Food & Beverage—1.1%
36,789	InBev NV (a)	3,096,569

Wire & Cable Products—0.1%
2,356	Bekaert S.A.	336,518

Bermuda—0.8%
Transportation—0.8%
218,500	Orient Overseas International Ltd.	2,189,974

Cayman Island—1.3%
Paper/Paper Products—0.3%
282,000	Lee & Man Paper Manufacturing Ltd.	831,571

Real Estate—0.2%
298,500	Greentown China Holdings Ltd.	620,069

Telecommunications—0.8%
716,000	Foxconn International Holdings Ltd. (b)	2,230,908

Denmark—0.2%
Insurance—0.2%
6,475	Codan A/S	706,520

Finland—4.9%
Financial Services—1.7%
153,553	Sampo Oyj (a)	4,859,339

Food & Beverage—0.5%
19,700	Kesko Oyj	1,361,392

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Value*
Machinery—0.7%
51,600	Konecranes Oyj	$2,173,797

Metals & Mining—2.0%
161,400	Outokumpu Oyj (a)	5,788,685

France—5.7%
Automotive—1.9%
38,001	Renault S.A.	5,428,599

Banking—1.8%
43,074	BNP Paribas	5,221,448

Consumer Products—0.1%
1,540	SEB S.A.	289,046

Office Equipment—0.3%
5,261	Neopost S.A.	779,879

Oil & Gas—1.3%
49,698	Total S.A. (a)	3,744,999

Pharmaceuticals—0.3%
10,737	Sanofi-Aventis	1,034,066

Germany—7.5%
Apparel & Textiles—0.5%
24,885	Adidas AG	1,588,012

Banking—3.1%
56,179	Deutsche Bank AG	8,550,838
13,805	IKB Deutsche Industriebank AG	508,727
		9,059,565

Capital Goods—0.3%
42,523	Gildemeister AG	843,279

Chemicals—1.4%
32,416	BASF AG (a)	4,013,222

Financial Services—0.5%
6,300	Deutsche Boerse AG	1,490,937

Machinery—0.3%
62,327	Deutz AG (b)	866,135

Metals & Mining—1.4%
3,041	Salzgitter AG	582,428
58,185	ThyssenKrupp AG (a)	3,398,141
		3,980,569

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Value*
Hong Kong—1.7%
Airlines—0.8%
850,000	Cathay Pacific Airways Ltd.	$2,263,019

Real Estate—0.2%
37,000	Cheung Kong Ltd.	478,747

Retail—0.5%
142,000	Hutchison Whampoa Ltd.	1,371,887

Utilities—0.2%
380,000	China Resources Power Holdings Co.	744,550

Italy—5.4%
Banking—2.0%
39,798	Banca Popolare di Verona e Novara S.c.r.l.	1,209,136
158,783	Banche Popolari Unite S.c.r.l.	4,554,318
		5,763,454

Energy—1.9%
478,975	Enel SpA	5,448,805

Manufacturing—0.6%
72,563	Indesit Co. SpA	1,724,983

Oil & Gas—0.2%
19,719	Saipem SpA	616,553

Utilities—0.7%
57,848	Eni SpA	2,044,473

Japan—26.2%
Automotive—2.6%
127,300	Toyota Motor Corp.	7,662,279

Banking—0.5%
328,000	Nishi-Nippon City Bank Ltd.	1,318,554

Chemicals—0.9%
350,000	Mitsui Chemicals, Inc.	2,529,422

Consumer Products—4.8%
23,100	Nintendo Co., Ltd. (a)	8,053,824
100,000	Sony Corp., Ltd.	5,752,546
		13,806,370

Electronics—2.8%
41,600	Alpine Electronics, Inc.	625,578
233,000	Brother Industries Ltd. (a)	3,115,421
39,900	Koa Corp.	500,823
73,000	Nippon Chemi-Con Corp.	652,421
27,000	Star Micronics Co., Ltd.	626,410
124,000	Taiyo Yuden Co., Ltd.	2,581,029
		8,101,682

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Value*
Food & Beverage—2.3%
420,000	Itochu Corp. (a)	$4,589,603
331,100	Nippon Suisan Kaisha Ltd.	2,230,756
		6,820,359
Healthcare & Hospitals—0.2%
38,000	Nipro Corp.	721,194

Manufacturing—1.7%
118,900	FUJIFILM Holdings Corp. (a)	4,923,087

Metals & Mining—2.8%
26,000	Hitachi Metals Ltd.	313,989
14,000	JFE Holdings, Inc.	850,350
326,000	Nippon Steel Corp.	2,274,761
69,000	Pacific Metals Co., Ltd.	1,294,223
639,000	Sumitomo Metal Industries Ltd. (a)	3,454,920
		8,188,243

Office Equipment—1.1%
54,300	Canon, Inc. (a)	3,192,295

Oil & Gas—1.5%
606,000	Marubeni Corp. (a)	4,233,473

Pharmaceuticals—0.1%
29,000	Kyowa Hakko Kogyo Co., Ltd.	290,780

Telecommunications—0.7%
127,000	Japan Radio Co., Ltd.	463,640
194	KDDI Corp.	1,658,866
		2,122,506

Transportation—1.7%
550,000	Nippon Yusen KK (a)	5,075,402

Wholesale—2.5%
156,000	Mitsui & Co., Ltd. (a)	3,097,920
224,200	Sumitomo Corp. (a)	4,070,968
		7,168,888

Netherlands—1.5%
Consumer Services—1.0%
60,123	USG People NV	2,798,065

Telecommunications—0.5%
87,964	Koninklijke (Royal) KPN NV	1,492,351

Norway—1.1%
Computer Services—0.2%
66,000	Ementor ASA (b)	556,865

Energy—0.9%
78,300	Renewable Energy Corp. AS (b)	2,475,817

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Value*
Singapore—0.8%
Electronics—0.3%
74,000	Venture Corp. Ltd.	$743,158

Transportation—0.5%
450,000	SembCorp Marine Ltd.	1,345,372

Spain—2.9%
Building/Construction—1.2%
41,812	ACS Actividades Construcciones y Servicios S.A.	2,795,856
9,817	Sacyr Vallehermoso S.A.	561,484
		3,357,340

Hotels/Gaming—0.5%
62,888	Sol Melia S.A.	1,491,927

Insurance—0.8%
468,954	Mapfre S.A.	2,407,603

Telecommunications—0.4%
50,954	Telefonica S.A.	1,159,096

Sweden—7.7%
Airlines—0.1%
15,000	SAS AB (b)	333,865

Banking—2.0%
99,000	Nordea Bank AB	1,631,494
124,200	Skandinaviska Enskilda Banken AB, Class B (a)	4,084,042
		5,715,536

Consumer Products—0.1%
15,700	Electrolux AB, Ser. B	395,047

Diversified Manufacturing—1.6%
21,000	Alfa Laval AB	1,324,395
106,000	Trelleborg AB (a)	3,371,337
		4,695,732

Machinery—1.5%
183,400	Sandvik AB (b)	3,416,727
183,400	Sandvik AB-redemption shares (b)	79,248
1,300	Volvo AB, Class B	27,241
42,800	Volvo AB, Ser. B	899,004
		4,422,220

Metals & Mining—0.1%
9,400	Ssab Svenskt Stal AB, Ser. A	350,811

Retail—2.3%
104,800	Hennes & Mauritz AB, Ser. B (a)	6,637,685

Switzerland—9.4%
Computer Software—0.5%
67,695	Temenos Group AG (b)	1,545,913

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Value*
Food & Beverage—2.5%
18,608	Nestle S.A. (a)	$7,245,243

Healthcare—0.6%
7,459	Actelion Ltd.	1,631,004

Insurance—3.1%
2,761	Baloise Holding AG	288,264
76,228	Swiss Reinsurance (a)	7,254,740
4,904	Zurich Financial Services AG	1,500,269
		9,043,273

Pharmaceuticals—2.2%
34,833	Roche Holdings AG	6,388,678

Retail—0.5%
5,449	Swatch Group AG	1,561,176

United Kingdom—20.5%
Banking—6.5%
359,284	Barclays PLC	5,135,656
340,231	HBOS PLC (a)	7,318,576
95,611	Lloyds TSB Group PLC	1,088,384
424,173	Royal Bank of Scotland Group PLC (a)	5,268,129
		18,810,745

Consumer Products—1.6%
65,648	Michael Page International PLC	741,798
71,666	Reckitt Benckiser PLC	3,897,523
		4,639,321

Financial Services—0.8%
103,868	Alliance & Leicester PLC	2,437,988

Food & Beverage—2.2%
1,039,006	WM Morrison Supermarkets PLC (a)	6,465,781

Insurance—0.4%
161,400	Standard Life PLC	1,098,146

Manufacturing—0.2%
45,901	Cookson Group PLC	650,798

Metals & Mining—0.7%
84,057	Kazakhmys PLC	2,161,631

Oil & Gas—1.6%
	Royal Dutch Shell PLC (a),
71,873	Class A	2,676,867
48,448	Class B	1,828,265
		4,505,132

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Shares		Value*
Pharmaceuticals—1.7%
42,925	AstraZeneca PLC	$2,281,803
104,498	GlaxoSmithKline PLC	2,721,425
		5,003,228

Retail—2.1%
453,682	Game Group PLC	1,593,535
91,725	Kesa Electricals PLC	637,565
91,043	Next PLC	3,982,188
		6,213,288

Telecommunications—1.9%
854,336	BT Group PLC (a)	5,574,743

Tobacco—0.5%
32,825	Imperial Tobacco Group PLC	1,415,904

Transportation—0.3%
55,375	Firstgroup PLC	760,344

	Total Common Stock (cost—$261,615,955)	294,443,476

REPURCHASE AGREEMENT—0.2%
Principal
Amount
(000)
$625	State Street Bank & Trust Co.,
	dated 5/31/07, 4.90%, due 6/1/07,
	proceeds $625,085; collateralized by
	Fannie Mae, 3.00%, due 8/15/07,
	valued at $642,516 including
	accrued interest (cost—$625,000)	625,000

	Total Investments before options written (cost—$262,240,955)—101.6%	295,068,476

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
May 31, 2007 (unaudited)

Contracts		Value*

CALL OPTIONS WRITTEN (b)—(2.6)%
1,543	ASX Index, Over the Counter, strike price €6,107, expires 6/1/07	$(257,320)
612	CAC 40 Index, Over the Counter, strike price €6,140, expires 8/3/07	(83,327)
	DAX Index, Over the Counter,
547	strike price €7,026, expires 6/1/07	(631,356)
525	strike price €7,228, expires 6/8/07	(469,623)
520	strike price €7,284, expires 6/8/07	(421,998)
500	strike price €7,508, expires 6/22/07	(281,453)
733	strike price €7,527, expires 6/22/07	(378,807)
494	strike price €7,671, expires 7/6/07	(206,726)
487	strike price €7,812, expires 7/27/07	(172,982)
480	strike price €7,931, expires 8/3/07	(129,053)
	Dow Jones € Stoxx 50 Price Index, Over the Counter,
1,253	strike price €4,463, expires 7/13/07	(202,588)
838	strike price €4,479, expires 7/20/07	(135,236)
1,241	strike price €4,486, expires 7/6/07	(160,716)
1,251	strike price €4,493, expires 7/20/07	(186,937)
1,247	strike price €4,529, expires 7/27/07	(166,051)
832	strike price €4,531, expires 8/3/07	(116,963)
515	strike price €7,329, expires 6/15/07	(396,583)
	FTSE 100 Index, Over the Counter,
403	strike price GBP 6,398, expires 6/1/07	(167,705)
392	strike price GBP 6,470, expires 6/8/07	(218,050)
388	strike price GBP 6,493, expires 6/15/07	(266,236)
580	strike price GBP 6,535, expires 6/22/07	(350,839)
388	strike price GBP 6,543, expires 7/6/07	(197,356)
580	strike price GBP 6,544, expires 7/6/07	(178,021)
577	strike price GBP 6,560, expires 6/15/07	(120,326)
386	strike price GBP 6,640, expires 7/20/07	(98,567)
386	strike price GBP 6,658, expires 7/20/07	(90,310)
382	strike price GBP 6,750, expires 7/27/07	(60,255)
	NIKKEI Index, Over the Counter,
50,739	strike price ¥17,829, expires 6/1/07	(43,482)
34,169	strike price ¥17,899, expires 6/22/07	(75,027)
51,983	strike price ¥17,970, expires 7/27/07	(178,131)
50,466	strike price ¥18,007, expires 6/15/07	(69,767)
51,036	strike price ¥18,025, expires 7/13/07	(136,547)
34,411	strike price ¥18,025, expires 7/27/07	(110,426)
51,516	strike price ¥18,103, expires 8/3/07	(162,539)
34,089	strike price ¥18,112, expires 7/20/07	(87,964)
33,868	strike price ¥18,136, expires 7/13/07	(75,697)
33,680	strike price ¥18,174, expires 6/8/07	(16,012)
	OMX Stockholm 30 Index, Over the Counter,
27,235	strike price SEK 1,296, expires 7/20/07	(98,318)
40,198	strike price SEK 1,297, expires 7/6/07	(113,411)
26,475	strike price SEK 1,312, expires 7/13/07	(58,510)
	Swiss Market Index, Over the Counter,
642	strike price CHF 9,515, expires 6/22/07	(49,141)
650	strike price CHF 9,532 expires 8/3/07	(99,871)

	Total Call Options Written (premiums received—-$4,170,895)	(7,520,227)

	Total Investments net of call options written (cost—$258,070,060) (c)—99.0%	287,548,249

	Other assets less liabilites—1.0%	2,808,459
	Net Assets—100.0%	$290,356,708

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund's net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.

(a)	All or partial amount segregated as collateral for call options written.

(b)	Non-income producing.

(c)	Securities with an aggregate value of $294,336,987, representing 101.4% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
€ - Euros
¥ - Japanese Yen
CHF - Swiss Franc
GBP - Great British Pound
SEK - Swedish Krona

Other Investments:
(1) Transactions in options written for the period ended May 31, 2007:

	Contracts	Premiums
Options outstanding, February 28, 2007	550,063	$3,643,970
Options written	789,138	5,785,022
Options terminated in closing transactions	(94,182)	(2,800,058)
Options expired	(705,782)	(2,458,039)
Options outstanding, May 31, 2007	539,237	$4,170,895

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Act (17CFR270.30a-3(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

             (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas–Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 20, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 20, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2007